Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,034	$ 1,599
Prepaid expenses and other current assets, allowance	605	691
Available for sale securities non current	135,777	159,588
Accounts payable, consolidated variable interest entity without recourse	105,174	69,102
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	738,409	553,883
Income taxes payable, consolidated variable interest entity without recourse	89,920	64,890
Amounts due to related parties, consolidated variable interest entity without recourse	551	346
Deferred revenue, consolidated variable interest entity without recourse	1,775,102	1,308,276
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	196,936	23,602
Operating Lease Liability-current, consolidated variable interest entity without recourse	19,188	149,127
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 443,117	$ 285,667
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,714,218,870	1,714,218,870
Common stock, shares outstanding	1,647,514,863	1,643,162,653